Schedule of Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Percentage of ownership	80.50%
Goal Beyond Limited [member]
IfrsStatementLineItems [Line Items]
Name of investee	GOAL BEYOND LIMITED (GOAL BEYOND)
Main business	Holding company
Location	Samoa
Percentage of ownership	100.00%	100.00%
Star Leader Trading Limited [member]
IfrsStatementLineItems [Line Items]
Name of investee	STAR LEADER TRADING LIMITED (STAR LEADER)
Main business	Sales of bicycle, racket, and other carbon fiber composite products
Location	Hong Kong
Percentage of ownership	100.00%	100.00%
Bohong Technology Jiangsu Co Ltd [member]
IfrsStatementLineItems [Line Items]
Name of investee	Bohong Technology Jiangsu Co., Ltd. (Bohong)
Main business	Manufacturing bicycle, racket and other carbon fiber composite products
Location	Jiangsu, People’s Republic of China (“PRC”)
Percentage of ownership	100.00%	100.00%
Yma Corporation [member]
IfrsStatementLineItems [Line Items]
Name of investee	YMA CORPORATION (YMA)
Main business	Product development, design, manufacturing and sales of carbon fiber composite products
Location	Republic of China (“ROC”)
Percentage of ownership	100.00%	100.00%
Time Yield Limited [member]
IfrsStatementLineItems [Line Items]
Name of investee	TIME YIELD LIMITED (TIME YIELD)
Main business	Purchasing
Location	Samoa
Percentage of ownership	100.00%	100.00%
Dongguan Forwell [member]
IfrsStatementLineItems [Line Items]
Name of investee	Forwell Sports Equipment Co., Ltd. (Forwell)
Main business	Manufacturing bicycle, racket and other carbon fiber composite products
Location	Dongguan, PRC
Dongguan YMA [member]
IfrsStatementLineItems [Line Items]
Name of investee	YMA Composite Materials (DG) Co., Ltd. (YMA DG)
Main business	Manufacturing bicycle, racket and other carbon fiber composite products
Location	Dongguan, PRC
Premium Quest International Limited [member]
IfrsStatementLineItems [Line Items]
Name of investee	PREMIUM QUEST INTERNATIONAL LIMITED (PREMIUM QUEST)
Main business	Holding company
Location	British Virgin Islands
Percentage of ownership	100.00%
Star Leader Trading Private Limited [member]
IfrsStatementLineItems [Line Items]
Name of investee	STAR LEADER TRADING PRIVATE LIMITED (STAR LEADER SG)
Main business	Sales of bicycle, racket, and other carbon fiber composite products
Location	Singapore
Percentage of ownership	100.00%
Dongguan Changrong New Material Technology Co Ltd [member]
IfrsStatementLineItems [Line Items]
Name of investee	Dongguan Changrong New Material Technology Co., Ltd
Main business	Sales of bicycle, racket, and other carbon fiber composite products
Location	Dongguan, PRC
Percentage of ownership	100.00%
Litzmo BV [member]
IfrsStatementLineItems [Line Items]
Name of investee	LITZMO B.V.
Main business	Sales of bicycle, racket, and other carbon fiber composite products
Location	Netherlands
Percentage of ownership	100.00%